CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (12,877)	$ (13,931)
Adjustments required to reconcile net loss to net cash used in operating activities:
Stock-based compensation and restricted shares	1,692	4,224
Issuance cost related to warrants to investors and service provider	533	0
Depreciation	549	839
Write-off of a production line	489	0
Decrease in other accounts receivable and prepaid expenses	158	2
Increase in inventories	(234)	0
Decrease (increase) in trade payables	(186)	271
Decrease in other accounts payable and accrued expenses	365	603
Incremental value to February 2014 Investors that resulted from Exchange Agreement	3,124	0
Change in the fair value of warrants to purchase shares of Common Stock	(2,194)	293
Others	0	98
Net cash used in operating activities	(8,581)	(7,601)
Cash flows from investing activities:
Investment in short-term bank deposits	(91)	(162)
Proceeds of maturities of short-term bank deposit	231	14
Investment in lease deposit	(6)	(92)
Purchase of property and equipment	(563)	(1,400)
Net cash used in investing activities	(429)	(1,640)
Cash flows from financing activities:
Proceeds from issuance of Common Stocks and warrants, net of issuance cost	3,754	9,982
Proceeds from issuance of Series A Preferred Stock and warrants, net of issuance cost	4,096	0
Proceeds from exercise of options and warrants	350	292
Net cash provided by financing activities	8,200	10,274
Increase (decrease) in cash and cash equivalents	(810)	1,033
Cash and cash equivalents at beginning of year	2,263	1,230
Cash and cash equivalents at end of year	1,453	2,263
Non-cash investing and financing activities:
Purchase of property and equipment	308	64
Conversion of liability related to warrants to common stock	9	416
Conversation of Series A Preferred Stock	$ 46	$ 0